Convertible Preferred Stock and Stockholders' Deficit 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Deficit
7. Convertible Preferred Stock and Stockholders’ Deficit
Capital Structure Following the Business Combination
In connection with the Closing of the Business Combination on May 7, 2026, the Company’s common shares were reclassified into Class A common stock and Class B common stock, par value $0.0001 per share, as described in Note 3, Reverse Recapitalization and Related Transactions. The Company is authorized to issue 310,000,000 shares of Class A common stock and 330,000,000 shares of Class B common stock. Class A and Class B common stock vote together as a single class, with one vote per Class A share and ten votes per Class B share; Class B common stock does not participate in the economic rights of the Company, including dividends, distributions, or liquidation proceeds. Accordingly, Class B common stock provides enhanced voting rights but does not represent an ownership interest in the Company’s earnings or net assets. Class B common stock held by Apeiron Incubation Limited is subject to transfer restrictions set out in the Company’s Certificate of Formation, and does not otherwise convert into Class A common stock.
As of June 30, 2026, 128,972,162 shares of Class A common stock and 258,837,933 shares of Class B common stock were issued and outstanding. As of December 31, 2025, the Company had 10,233,183 shares of common stock issued and outstanding, prior to the Business Combination and 107,999,991 Class A common stock issued and outstanding, as retroactively adjusted for the Exchange Ratio, respectively. In addition, the Company has reserved sufficient shares of Class A common stock for issuance upon the exercise of the warrants.
Warrants
The following table summarizes the Company’s warrant activity for the six months ended June 30, 2026:

	Warrants	Exercise Price	Issued	Expiration	Classification
SAFE Warrants (1)	2,000,841	$9.9963	5/7/2026	5/7/2028	Equity
PIPE Common Warrants - Tranche 1 (2)	6,42 6,733	$3.89	6/17/2026	6/30/2031	Equity
Consultant warrants (3)	817,008	$1.23	4/2026	10/29/2035	Equity
Outstanding at June 30, 2026	9,244,582

(1)	See Note 3, Reverse Recapitalization and Related Transactions
(2)	Issued concurrently with the Class A common stock sold in the Tranche 1 Closing of the private placement described in Note 10, Private Placement Financing
(3)	See Note 9, Stock Based Compensation
Convertible Preferred Stock Outstanding
Prior to the Business Combination, the Company had outstanding Series
A-1,
Series
A-2
and Series B convertible preferred shares, collectively referred to as “Enhanced preferred shares.”
Each share of preferred stock was, at the option of the holder, convertible at any time into common shares at a specified conversion price, determined by multiplying the number of preferred shares being converted by the applicable conversion rate. The conversion rate in effect at any time was determined by dividing the preferred stock issue price by the conversion price then in effect. The conversion price applicable to the Series
A-1
preferred shares was $1.65 per share, the conversion price applicable to the Series
A-2
preferred shares was $3.30 per share, and the conversion price applicable to the Series B preferred shares was $14.35 per share.
The preferred stock was also subject to automatic conversion into common stock upon a qualified public offering or special purpose acquisition company transaction meeting specified minimum proceeds thresholds, or upon the written consent of the requisite holders. In connection with the closing of the Business Combination on May 7, 2026, all outstanding shares of Series
A-1,
Series
A-2,
and Series B preferred stock automatically converted into common shares in accordance with these terms, and the resulting common shares were then exchanged for Class A common shares of the combined company pursuant to the Business Combination Agreement and the applicable Exchange Ratio. No shares of preferred stock remain outstanding as of June 30, 2026. See Note 3,
Reverse
Recapitalization and Related Transactions for further detail.

5. Stockholders’ Equity
Common Stock
In accordance with the Company’s Memorandum and Articles of
Association
of Enhanced Ltd on February 17, 2023 (inception), the Company was authorized to issue 760 shares of par value $1.00 per share common stock. The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, power, and preferences of the preferred stockholders.
In November 2023, through ordinary shareholder resolution, the Company approved the subdivision of all of the issued and outstanding ordinary shares being
760
ordinary shares of par value of $1.00 each to be subdivided into 10,000,000 shares of par value of $0.00001 per share common stock.
In November 2023, in the Amended and Restated Memorandum and Articles of Association of Enhanced Ltd the Company increased the authorized common shares by 20,546,287 shares, as approved by special resolution.
In connection with the Series A-1 and A-2 Preferred Stock Purchase Agreement (the preferred shares of which were retroactively restated as common shares in connection with the reverse recapitalization described in Note 1), the Company increased the number of common shares authorized to 105,990,111 common shares of par value of $
0.00001,
each, under the Amended and Restated Memorandum of Association of Enhanced Ltd dated as of March 26, 2024. The number of authorized shares was subsequently increased to 126,315,883 common shares under the Amended and Restated Memorandum and Articles of Association dated April 1, 2025.
On March 28, 2025, the Company issued 69,710

Series B preferred shares (the preferred shares of which were retroactively restated as 529,944 common shares)
for $1 million, and warrants to purchase 1,772,686 common shares at $0.01 per share, and included a side letter providing additional tax-related rights to the investor. On April 9, 2025, the investor exercised the warrant, providing $
2,332
in additional cash consideration, resulting in the issuance of
 1,772,686 common shares.
As of December 31, 2025 and 2024, a total of 107,999,991 and 95,628,414 shares of common stock were issued and outstanding, respectively.
The holders of common stock are entitled to one vote per share on all matters submitted to a vote of the shareholders, including actions taken by written consent in lieu of a meeting.
There are no cumulative voting rights for the election of directors. The number of authorized shares of common stock may be increased or decreased by an ordinary resolution of the shareholders, subject to the rights of holders of previously outstanding preferred shares as set forth in the Amended and Restated Memorandum and Articles of Association.

Conversion of SAFEs and Issuance of Shares
Common stock sold (as retroactively restated for the impact of the reverse recapitalization described in Note 1) during the year ended December 31, 2025 consisted of the following:

Three Months Ended	Shares Sold	Par Value	Sales Price / Share	Total Proceeds
March 31, 2025	3,137,276	$0.0001	$1.89	$5,920,000	(1)
June 30, 2025	1,667,777	$0.0001	$1.89	3,147,136
September 30, 2025	927,391	$0.0001	$1.89	1,750,000
December 31, 2025	4,866,447	$0.0001	$1.89	9,182,844

	10,598,891			$19,999,980

(1)	Total proceeds from this includes warrants

On April 5, 2024,
all SAFEs issued in 2023 and 2024 converted into common shares at a conversion price of $
0.22
per share
upon the Equity Financing Event. During 2024, prior to conversion, SAFE liabilities were remeasured resulting in a change in fair value included in the accompanying consolidated statements of operations and comprehensive loss of $
316,145
for total conversions of SAFE to common shares of $
1,558,143.
In connection with the issuance of shares above, the Company incurred issuance costs of $0.1 million within each of the years ended December 31, 2025 and 2024, respectively, are treated as a reduction in proceeds and recorded as a reduction to additional paid in capital.
Common stock sold and SAFEs converted to common stock (as retroactively restated for the impact of the reverse recapitalization described in Note 1) during December 31, 2024 consisted of the following:

Date Converted/Sold	Shares Converted/Sold	Par Value	Sales Price / Share	Total Proceeds
April 5 2024	5,722,318	$0.0001	$0.22	$1,241,998
April 5 2024	13,884,841	$0.0001	$0.43	6,029,987

	19,607,159			$7,271,985